Intangibles, Net (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of intangibles, net [Abstract]
Accumulated amortization	$ (6,437)	$ (8,582)
Total intangible assets, net	1,055,611	537,884	$ 33,951
STC costs [Member]
Schedule of intangibles, net [Abstract]
Total intangible assets	438,390	414,226
Accumulated amortization
Total intangible assets, net	438,390	414,226
Software [Member]
Schedule of intangibles, net [Abstract]
Total intangible assets	82,240	82,240	33,951
Accumulated amortization	(15,019)	(8,582)
Total intangible assets, net	67,221	73,658	33,951
FAA licenses [Member]
Schedule of intangibles, net [Abstract]
Indefinite-lived intangible assets	$ 550,000	$ 50,000